LONG-TERM LOANS FROM BANKS (Details) In Thousands, unless otherwise specified							12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Long-term Loans from Banks [Member] USD ($)	Dec. 31, 2013 Long-term Loans from Banks [Member] USD ($)	Dec. 31, 2014 In Other Currencies [Member] USD ($)	Dec. 31, 2013 In Other Currencies [Member] USD ($)	Dec. 31, 2014 In Other Currencies [Member] Long-term Loans from Banks [Member] ILS	Dec. 31, 2013 In Other Currencies [Member] Long-term Loans from Banks [Member] ILS	Dec. 31, 2014 In or Linked to Dollars [Member] Long-term Loans from Banks [Member] USD ($)	Dec. 31, 2013 In or Linked to Dollars [Member] Long-term Loans from Banks [Member] USD ($)	Dec. 31, 2014 In NIS [Member] Long-term Loans from Banks [Member] ILS	Dec. 31, 2013 In NIS [Member] Long-term Loans from Banks [Member] ILS	Dec. 31, 2014 In NIS [Member] Minimum [Member] Long-term Loans from Banks [Member]	Dec. 31, 2013 In NIS [Member] Minimum [Member] Long-term Loans from Banks [Member]	Dec. 31, 2014 In NIS [Member] Maximum [Member] Long-term Loans from Banks [Member]	Dec. 31, 2013 In NIS [Member] Maximum [Member] Long-term Loans from Banks [Member]	Dec. 31, 2014 In NIS [Member] Debt With Variable Interest Rate [Member] Long-term Loans from Banks [Member] ILS	Dec. 31, 2013 In NIS [Member] Debt With Variable Interest Rate [Member] Long-term Loans from Banks [Member] ILS	Dec. 31, 2014 In NIS [Member] Debt With Variable Interest Rate [Member] Minimum [Member] Long-term Loans from Banks [Member]	Dec. 31, 2013 In NIS [Member] Debt With Variable Interest Rate [Member] Minimum [Member] Long-term Loans from Banks [Member]	Dec. 31, 2014 In NIS [Member] Debt With Variable Interest Rate [Member] Maximum [Member] Long-term Loans from Banks [Member]	Dec. 31, 2013 In NIS [Member] Debt With Variable Interest Rate [Member] Maximum [Member] Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate							17.00%	0.00%	3.71%	3.71%			5.45%	5.45%	7.39%	7.39%
Long-term Debt			$ 18,440	$ 16,606			84	0	$ 2,000	$ 2,600	5,198	4,171					11,158	9,835
Less - current maturities	6,635	7,973	6,394	7,306	196	667
Long-term loans from banks	$ 12,046	$ 9,301	$ 12,046	$ 9,301
Debt Instrument Interest Rate Over Prime																			0.95%	0.95%	1.40%	1.40%